Federated MDT Stock Trust

(formerly, Federated Stock Trust)

INSTITUTIONAL SHARES (TICKER FMSTX)
INSTITUTIONAL SERVICE SHARES (TICKER FSTKX)

SUPPLEMENT TO PROSPECTUSES DATED jANUARY 31, 2010

Under the headings entitled, “Fund Management” and “Who Manages the Fund ?,” please remove the information regarding David A. Troiano as a portfolio manager of the Fund.

November 5, 2010

Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450764 (11/10)

Federated MDT Stock Trust

(formerly, Federated Stock Trust)

INSTITUTIONAL SHARES (TICKER FMSTX)
INSTITUTIONAL SERVICE SHARES (TICKER FSTKX)

SUPPLEMENT TO sTATEMENT OF aDDITIONAL INFORMATION DATED January 31, 2010

Under the heading entitled, “Portfolio Manager Information” please remove the information regarding David A. Troiano as a portfolio manager of the Fund.

November 5, 2010

Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450765 (11/10)